INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Effective income tax rate	12.60%	22.90%
Net operating loss carryforwards	$ 8,400
Interest and penalties	$ 0